EQUIPMENT (Details Narrative) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 198,241	$ 85,939	$ 461,358	$ 234,403
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation expense	$ 7,341	$ 10,066	$ 14,089	$ 29,206